Restricted Net Assets (Tables)	6 Months Ended
Jun. 30, 2025
Restricted Net Assets [Abstract]
Schedule of Restricted Net Assets	Amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves of the Company’s PRC subsidiaries.
	As of
	December 31, 2024	June 30, 2025
	RMB	RMB	US$
Additional paid-in-capital	203,150	240,752	33,608
Statutory reserve	32,647	32,647	4,557
	235,797	273,399	38,165